BETTER 10Q - FAIR VALUE MEASUREMENTS - Change in Fair Value of Warrant Liabilities (Details) - Warrants - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 3,096	$ 31,997	$ 31,997	$ 25,799
Exercises	0	0	0	(26,592)
Change in fair value of convertible preferred stock warrants	(266)	(20,411)	(28,901)	32,790
Balance at end of period	$ 2,830	$ 11,586	$ 3,096	$ 31,997